Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	83 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
PIA BBB Bond Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIA BBB Bond Fund
Average Annual Return, Percent	9.04%	0.78%		2.63%
PIA MBS Bond Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIA MBS Bond Fund
Average Annual Return, Percent	7.04%	(0.34%)		0.99%
PIA High Yield MACS Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIA High Yield MACS Fund
Average Annual Return, Percent	14.45%	6.87%	5.96%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIA High Yield Fund
Average Annual Return, Percent	13.73%	6.33%		5.54%
PIA Short Term Securities Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIA Short Term Securities Fund
Average Annual Return, Percent	5.95%	2.29%		1.82%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)		1.52%
Bloomberg U.S. Credit Baa Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Baa Bond Index
Average Annual Return, Percent	9.37%	1.09%		2.91%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)		1.52%
Bloomberg U.S. MBS Fixed Rate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed Rate Index
Average Annual Return, Percent	7.33%	(0.35%)		1.09%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.27%
Bloomberg U.S. High Yield Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield Corporate Bond Index
Average Annual Return, Percent	12.71%	4.72%	4.80%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)		1.52%
Bloomberg U.S. High Yield Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield Corporate Bond Index
Average Annual Return, Percent	12.71%	4.72%		5.06%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)		1.52%
ICE BofA 1-Year U.S. Treasury Note Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-Year U.S. Treasury Note Index
Average Annual Return, Percent	5.01%	1.96%		1.57%